Supplementary Information to the Statements of Comprehensive Income (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Comprehensive Income [Line Items]
Share-based payment | ₪	₪ 3,684		₪ 260	₪ 519
Marketing, general and administrative | ₪	9,706		5,154	4,879
USD [Member]
Comprehensive Income [Line Items]
Share-based payment | $		$ 1,066
Marketing, general and administrative | $		2,808
Marketing ,general and administrative expenses [Member]
Comprehensive Income [Line Items]
Salaries and related expenses | ₪	3,216		1,136	622
Share-based payment | ₪	1,777		141	131
Professional services | ₪	3,582		3,275	3,338
Rentals, office expenses and maintenance | ₪	323		343	203
Depreciation | ₪	352		65	130
Other | ₪	456		194	455
Marketing, general and administrative | ₪	₪ 9,706		₪ 5,154	₪ 4,879
Marketing ,general and administrative expenses [Member] | USD [Member]
Comprehensive Income [Line Items]
Salaries and related expenses | $		931
Share-based payment | $		514
Professional services | $		1,036
Rentals, office expenses and maintenance | $		93
Depreciation | $		102
Other | $		132
Marketing, general and administrative | $		$ 2,808